NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                        December 1, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


        Re: The First Trust of Insured Municipal Bonds -
                       Pennsylvania Series 2
                (SEC File No.002-84719 )(CIK No. 0722207)

Ladies/Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. post effective Amendment No. 14 , which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 28, 1997.

                                    Very truly yours,




                                    NIKE SECURITIES L.P.